Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following tables disaggregate revenues by reportable segment and major source:

CenterPoint Energy

	Year Ended December 31, 2019
	Houston Electric T&D	Indiana Electric Integrated (1)	Natural Gas Distribution (1)	Corporate and Other (1)	Total
	(in millions)
Revenue from contracts	$2,984	$523	$3,709	$295	$7,511
Other (2)	12	—	36	5	53
Total revenues	$2,996	$523	$3,745	$300	$7,564

	Year Ended December 31, 2018
	Houston Electric T&D	Indiana Electric Integrated	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$3,235	$—	$3,041	$6	$6,282
Other (2)	(3)	—	(11)	9	(5)
Total revenues	$3,232	$—	$3,030	$15	$6,277

	Year Ended December 31, 2017
	Houston Electric T&D	Indiana Electric Integrated	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$3,001	$—	$2,658	$5	$5,664
Other (2)	(4)	—	30	9	35
Total revenues	$2,997	$—	$2,688	$14	$5,699

(1)	Reflects revenues from Vectren subsidiaries for the period from February 1, 2019 to December 31, 2019.

(2)
Primarily consists of income from ARPs, weather hedge gains (losses) and leases. ARPs are contracts between the utility and its regulators, not between the utility and a customer. The Registrants recognize ARP revenue as other revenues when the regulator-specified conditions for recognition have been met. Upon recovery of ARP revenue through incorporation in rates charged for utility service to customers, ARP revenue is reversed and recorded as revenue from contracts with customers. The recognition of ARP revenues and the reversal of ARP revenues upon recovery through rates charged for utility service may not occur in the same period.

Houston Electric

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Revenue from contracts	$2,984	$3,235	$3,001
Other (1)	6	(1)	(3)
Total revenues	$2,990	$3,234	$2,998

(1)
Primarily consists of income from ARPs and leases. ARPs are contracts between the utility and its regulators, not between the utility and a customer. The Registrants recognize ARP revenue as other revenues when the regulator-specified conditions for recognition have been met. Upon recovery of ARP revenue through incorporation in rates charged for utility service to customers, ARP revenue is reversed and recorded as revenue from contracts with customers. The recognition of ARP revenues and the reversal of ARP revenues upon recovery through rates charged for utility service may not occur in the same period.

CERC

	Year Ended December 31, 2019
	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$2,974	$5	$2,979
Other (1)	39	—	39
Total revenues	$3,013	$5	$3,018

	Year Ended December 31, 2018
	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$3,041	$1	$3,042
Other (1)	(11)	—	(11)
Total revenues	$3,030	$1	$3,031

	Year Ended December 31, 2017
	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$2,658	$—	$2,658
Other (1)	30	—	30
Total revenues	$2,688	$—	$2,688

(1)
Primarily consists of income from ARPs, weather hedge gains (losses) and leases. ARPs are contracts between the utility and its regulators, not between the utility and a customer. The Registrants recognize ARP revenue as other revenues when the regulator-specified conditions for recognition have been met. Upon recovery of ARP revenue through incorporation in rates charged for utility service to customers, ARP revenue is reversed and recorded as revenue from contracts with customers. The recognition of ARP revenues and the reversal of ARP revenues upon recovery through rates charged for utility service may not occur in the same period.

Contract with Customer, Asset and Liability [Table Text Block]
The opening and closing balances of accounts receivable, other accrued unbilled revenue, contract assets and contract liabilities from contracts with customers for the year ended December 31, 2019 are as follows:

CenterPoint Energy

	Accounts Receivable	Other Accrued Unbilled Revenues	Contract Assets	Contract Liabilities
	(in millions)
Opening balance as of December 31, 2018 (1)	$458	$373	$—	$3
Closing balance as of December 31, 2019	566	469	6	30
Increase	$108	$96	$6	$27

(1)	Opening balances related to Vectren are as of February 1, 2019, and are thus excluded from the opening balance as of December 31, 2018.

The amount of revenue recognized in the year ended December 31, 2019 that was included in the opening contract liability was $3 million. The difference between the opening and closing balances of the contract liabilities primarily results from the timing difference between CenterPoint Energy’s performance and the customer’s payment, plus the addition of obligations acquired in the Merger.

Houston Electric

	Accounts Receivable	Other Accrued Unbilled Revenues	Contract Liabilities
	(in millions)
Opening balance as of December 31, 2018	$234	$110	$3
Closing balance as of December 31, 2019	210	117	3
Increase (decrease)	$(24)	$7	$—

The amount of revenue recognized in the year ended December 31, 2019 that was included in the opening contract liability was $3 million. The difference between the opening and closing balances of the contract liabilities primarily results from the timing difference between Houston Electric’s performance and the customer’s payment.

CERC

	Accounts Receivable	Other Accrued Unbilled Revenues
	(in millions)
Opening balance as of December 31, 2018	$224	$263
Closing balance as of December 31, 2019	222	249
Increase (decrease)	$(2)	$(14)

CERC does not have any opening or closing contract asset or contract liability balances.

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
Remaining Performance Obligations (CenterPoint Energy). The table below discloses (1) the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period for contracts and (2) when CenterPoint Energy expects to recognize this revenue. Such contracts include energy performance and sustainable infrastructure services contracts of ESG, which are included in Corporate and Other.

	Rolling 12 Months	Thereafter	Total
	(in millions)
Revenue expected to be recognized on contracts in place as of December 31, 2019:
Corporate and Other	$84	$752	$836
	$84	$752	$836